COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Aggregate Minimum Rental Commitments Under Non-Cancelable Leases

The aggregate minimum rental commitments under non-cancelable leases for the next five years and thereafter, as of December 31, 2015, are as follows (in thousands):

Years Ending December 31,
2016	28,687
2017	17,947
2018	8,871
2019	6,577
2020	5,710
Thereafter	4,453

$72,245